13F-HR
			09/30/2004

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Edward Grzybowski
Title:Senior Managing Director
Phone:212-916-4345





Signature, Place, and Date of Signing:

Edward Grzybowski	   New York, NY	November 12, 2004



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total:  $237,243(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company













FORM 13F
INFORMATI
ON TABLE










VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER
    VOTING
AUTHORITY


NAME OF ISSUER
TITLE OF
CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE












AXIS CAPITAL HOLDINGS LIMITED
COM
G0692U109
30,108
 1,158,010
SH

DEFINED
01
 1,158,010
0
0
ACLARA BIO SCIENCES INC
COM
00461P106
183
 46,382
SH

DEFINED
01
 46,382


AFFORDABLE RESIDENTIAL
COM
008273104
4,672
 320,000
SH

DEFINED
01
 320,000


AKAMAI TECHNOLOGIES
COM
00971T101
5,608
 399,143
SH

DEFINED
01
 399,143


ALDERWOODS
COM
014383103
22,926
 2,332,253
SH

DEFINED
01
 2,332,253


ALTRIA GROUP INC
COM
02209S103
188
 4,000
SH

DEFINED
01
 4,000


AMKOR TECHNOLOGY
COM
031652100
1,046
 286,486
SH

DEFINED
01
 286,486


APARTMENT INVESTMENT
COM
03748R101
4,827
 138,800
SH

DEFINED
01
 138,800


AVAYA, INC
COM
053499109
242
 17,357
SH

DEFINED
01
 17,357


AVICI SYSTEMS INC
COM
05367L802
5
 850
SH

DEFINED
01
 850


BLOUNT INTERNATIONAL
COM
095180105
8,733
 666,667
SH

DEFINED
01
 666,667


BIOMED REALTY CORP
COM
09063H107
3,848
 218,750
SH

DEFINED
01
 218,750


CABELA'S INCORPORATED SER A
COM
126804301
15,741
 660,000
SH

DEFINED
01
 660,000


CIENA CORP
COM
171779101
222
 112,110
SH

DEFINED
01
 112,110


CNET NETWORKS, INC.
COM
12613R104
149
 16,307
SH

DEFINED
01
 16,307


CONCURRENT COMPUTER CORP
COM
206710204
2,900
 1,725,938
SH

DEFINED
01
 1,725,938


CONSECO  INC
COM
208464883
1,679
 95,053
SH

DEFINED
01
 95,053


COMERCIA INC
COM
200340107
196
 3,300
SH

DEFINED
01
 3,300


EL PASO NATURAL GAS
PFD
283678209
6,841
 380,000
SH

DEFINED
01
 380,000


EQUITY OFFICE PPTY
COM
294741103
0
 1
SH

DEFINED
01
 1


EYETECH PHARMACEUTICALS, INC
COM
302297106
10,691
 314,529
SH

DEFINED
01
 314,529


EXELIXIS INC
COM
30161Q104
136
 16,890
SH

DEFINED
01
 16,890


EXPRESS SCRIPTS
COM
302182100
176
 2,700
SH

DEFINED
01
 2,700


EXTRA SPACE STORAGE INC
COM
30225T102
7,047
 552,700
SH

DEFINED
01
 552,700


GENERAL ELECTRIC CO
COM
369604103
8,492
 252,876
SH

DEFINED
01
 252,876


GENERAL MTRS CORP
PFD
370442733
10,866
 400,000
SH

DEFINED
01
 400,000


GRAMERCY CAPITAL CORP
COM
384871109
10,059
 644,800
SH

DEFINED
01
 644,800


ILLUMINA, INC
COM
452327109
330
 55,853
SH

DEFINED
01
 55,853


KEYSTONE PROPERTY
COM
493596100
7,549
 317,460
SH

DEFINED
01
 317,460


LEUCADIA NATIONAL CORP
COM
527288104
3,939
 69,528
SH

DEFINED
01
 69,528


LODGIAN INC
COM
54021P403
2,970
 300,000
SH

DEFINED
01
 300,000


LUCENT TECHNOLOGIES
COM
549463107
1,679
 529,581
SH

DEFINED
01
 529,581


MARCONI CORPORATION PLC
COM
56630M101
2,096
 993,742
SH

DEFINED
01
 993,742


MCI INC
COM
552691107
13,420
 801,219
SH

DEFINED
01
 801,219


MONSANTO CO
COM
61166W101
193
 5,300
SH

DEFINED
01
 5,300


OMNICARE, INC.
PFD
68214L201
20,477
 415,000
SH

DEFINED
01
 415,000


PARAMETRIC TECHNOLOGY
COM
699173100
20
 3,694
SH

DEFINED
01
 3,694


POST PROPERTIES, INC
COM
737464107
30,008
 1,003,600
SH

DEFINED
01
 1,003,600


PROCTOR AND GAMBLE COMPANY
COM
742718109
195
 3,600
SH

DEFINED
01
 3,600


VASTERA INC
COM
92239N109
1,043
 589,323
SH

DEFINED
01
 589,323


VIACOM INC CLASS B
COM
925524308
17,783
 529,877
SH

DEFINED
01
 529,877


WASHINGTON GRP INT'L
COM
938862208
2,076
 59,954
SH

DEFINED
01
 59,954


WHX CORP
COM
929248409
0
 260
SH

DEFINED
01
 260


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